General Information	12 Months Ended
Dec. 31, 2018
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General Information

1 General Information

BUSINESS ACTIVITIES AND THE COMPANY

MorphoSys AG (“the Company” or “MorphoSys”) develops and applies technologies for generating therapeutic antibodies. The Company has a broad proprietary portfolio of compounds and a broad pipeline of compounds developed with partners from the pharmaceutical and biotechnology industry. MorphoSys was founded as a German limited liability company in July 1992. In June 1998, MorphoSys became a German stock corporation. In March 1999, the Company completed its initial public offering on Germany’s “Neuer Markt”: the segment of the Deutsche Börse at that time designated for high-growth companies. On January 15, 2003, MorphoSys AG was admitted to the Prime Standard segment of the Frankfurt Stock Exchange. On April 18, 2018, MorphoSys completed an IPO on the Nasdaq Global Market through the issue of American Depositary Shares (ADS). MorphoSys AG’s registered office is located in Planegg (district of Munich), and the registered business address is Semmelweisstraße 7, 82152 Planegg, Germany. The Company is registered in the Commercial Register B of the District Court of Munich under the number HRB 121023.